UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-06071

Deutsche Institutional Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2016

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2016

Semiannual Report
to Shareholders

Deutsche U.S. Bond Index Fund

Contents

3 Letter to Shareholders

5 Performance Summary

7 Portfolio Manager

7 Portfolio Summary

9 Investment Portfolio

32 Statement of Assets and Liabilities

34 Statement of Operations

35 Statement of Changes in Net Assets

36 Financial Highlights

39 Notes to Financial Statements

47 Information About Your Fund's Expenses

49 Advisory Agreement Board Considerations and Fee Evaluation

54 Account Management Resources

56 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the fund’s performance to differ from that of the index. The fund may lend securities to approved institutions. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

Seven years into our economic recovery, you might be wondering "where’s the proof?" The strong U.S. dollar and sluggish growth have hampered exports and manufacturing. Low oil prices are raising concerns about the energy sector. A steep sell-off in the first quarter, plus a contentious U.S. election campaign and ongoing geopolitical issues, have led many to question what lies ahead.

Our analysts see a case for continued, albeit modest, growth in the U.S. economy. Households have reduced debt and are seeing gains in real income thanks to improving labor markets and lower energy prices. Businesses remain reasonably well positioned financially, with an added boost to purchasing power from lower energy prices. Lastly, while the Federal Reserve Board has initiated the process of raising short-term interest rates, we are confident that "low and slow" will continue to be the watchwords for a while.

The later stages of an economic recovery tend to bring increased volatility and more challenges to achieving positive investment returns. We believe that active management — careful sector allocation and security selection driven by deep research — can make a difference in this environment.

In the end, it is important to remember the core reason for investing: long- term goals and a desire for growth tempered by reasonable risk management. We appreciate your trust and welcome the opportunity to put our resources, experience and expertise to work in helping you meet your goals.

Best regards,

Brian Binder President, Deutsche Funds

Please note: Deutsche Asset & Wealth Management is now two distinct businesses: Deutsche Asset Management and Deutsche Bank Wealth Management. As a result, our key service providers were renamed Deutsche AM Service Company; Deutsche AM Distributors, Inc. and Deutsche AM Trust Company, effective May 9, 2016.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Performance Summary June 30, 2016 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/16
Unadjusted for Sales Charge	4.97%	5.28%	3.30%	4.57%
Adjusted for the Maximum Sales Charge (max 2.75% load)	2.08%	2.38%	2.73%	4.28%
Barclays U.S. Aggregate Bond Index†	5.31%	6.00%	3.76%	5.13%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/16
No Sales Charges	5.04%	5.54%	3.48%	4.79%
Barclays U.S. Aggregate Bond Index†	5.31%	6.00%	3.76%	5.13%
Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/16
No Sales Charges	5.10%	5.54%	3.62%	4.95%
Barclays U.S. Aggregate Bond Index†	5.31%	6.00%	3.76%	5.13%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2016 are 0.85%, 0.70% and 0.62% for Class A, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Returns shown for Class A and Class S shares prior to their inception on February 17, 2009 are derived from the historical performance of Institutional Class shares of Deutsche U.S. Bond Index Fund during such periods have been adjusted to reflect the higher total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
■ Deutsche U.S. Bond Index Fund — Class A ■ Barclays U.S. Aggregate Bond Index†

Yearly periods ended June 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class S	Institutional Class
Net Asset Value
6/30/16	$ 9.87	$ 9.88	$ 9.87
12/31/15	$ 9.56	$ 9.57	$ 9.56
Distribution Information as of 6/30/16
Income Dividends, Six Months	$ .12	$ .13	$ .13
Capital Gain Distributions, Six Months	$ .04	$ .04	$ .04
June Income Dividend	$ .0198	$ .0210	$ .0218
SEC 30-day Yield‡‡	1.73%	1.92%	2.02%
Current Annualized Distribution Rate‡‡	2.41%	2.55%	2.65%

‡‡ The SEC yield is net investment income per share earned over the month ended June 30, 2016, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 1.31%, 1.54% and 1.61% for Class A, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on June 30, 2016. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 1.99%, 2.17% and 2.24% for Class A, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Portfolio Manager

Louis R. D’Arienzo. Vice President of Northern Trust Investments, Inc.

Portfolio Manager of the fund. Began managing the fund in 1997.

— Joined Northern Trust Investments, Inc. in 2003 and is responsible for the management of various fixed income index portfolios. Prior thereto, he was a trader and portfolio manager with Deutsche Bank.

Portfolio Summary (Unaudited)

Investment Portfolio as of June 30, 2016 (Unaudited)

	Principal Amount ($)	Value ($)

Corporate Bonds 26.6%
Consumer Discretionary 2.8%
21st Century Fox America, Inc.:
3.7%, 9/15/2024	30,000	32,391
6.15%, 3/1/2037	20,000	24,825
6.65%, 11/15/2037	40,000	52,456
Carnival Corp., 3.95%, 10/15/2020	25,000	26,968
CBS Corp., 3.7%, 8/15/2024	100,000	104,432
Comcast Corp., 6.4%, 5/15/2038	80,000	110,118
CVS Health Corp., 2.8%, 7/20/2020	25,000	26,032
Ford Motor Co., 4.75%, 1/15/2043	25,000	26,462
Ford Motor Credit Co., LLC, 4.25%, 9/20/2022	250,000	269,597
General Motors Co., 4.0%, 4/1/2025	50,000	50,397
General Motors Financial Co., Inc., 3.1%, 1/15/2019	50,000	51,078
Harley-Davidson, Inc., 4.625%, 7/28/2045	25,000	27,933
Historic TW, Inc., 6.625%, 5/15/2029	10,000	13,043
Home Depot, Inc.:
4.2%, 4/1/2043	50,000	56,116
5.4%, 9/15/2040	25,000	32,517
Johnson Controls, Inc., 5.0%, 3/30/2020	75,000	82,064
Macy's Retail Holdings, Inc., 6.9%, 1/15/2032	50,000	53,499
McDonald's Corp.:
Series I, 5.8%, 10/15/2017	145,000	153,602
Series I, 6.3%, 10/15/2037	60,000	79,628
NBCUniversal Media LLC, 2.875%, 1/15/2023	40,000	42,093
Newell Brands, Inc., 3.15%, 4/1/2021	100,000	104,178
Nordstrom, Inc., 6.25%, 1/15/2018	125,000	133,853
Omnicom Group, Inc., 6.25%, 7/15/2019	80,000	90,966
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/2018	40,000	43,635
Target Corp., 7.0%, 1/15/2038	75,000	113,382
TCI Communications, Inc., 7.125%, 2/15/2028	80,000	111,349
The Board of Trustees of the Leland Stanford Junior University, 4.75%, 5/1/2019	80,000	87,839
Time Warner Cable, Inc.:
6.75%, 6/15/2039	75,000	88,117
8.75%, 2/14/2019	55,000	64,218
Time Warner, Inc.:
4.875%, 3/15/2020	80,000	88,864
6.1%, 7/15/2040	20,000	24,444
6.25%, 3/29/2041	30,000	37,754
Toyota Motor Credit Corp.:
1.25%, 10/5/2017	45,000	45,183
1.7%, 2/19/2019	80,000	81,023
VF Corp., 6.45%, 11/1/2037	15,000	20,568
Viacom, Inc., 6.875%, 4/30/2036	80,000	87,822
Wal-Mart Stores, Inc., 6.5%, 8/15/2037	25,000	36,232
Walgreens Boots Alliance, Inc., 2.6%, 6/1/2021	100,000	101,866
Walt Disney Co.:
3.7%, 12/1/2042	55,000	58,788
Series E, 3.75%, 6/1/2021	20,000	22,166
Wyndham Worldwide Corp., 4.25%, 3/1/2022	40,000	42,432
		2,799,930
Consumer Staples 2.1%
Altria Group, Inc.:
9.25%, 8/6/2019	23,000	28,355
10.2%, 2/6/2039	53,000	98,219
Anheuser-Busch InBev Finance, Inc., 4.7%, 2/1/2036	200,000	224,746
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	50,000	50,029
5.375%, 1/15/2020	100,000	112,256
Archer-Daniels-Midland Co., 4.016%, 4/16/2043	35,000	37,463
Brown-Forman Corp., 3.75%, 1/15/2043	25,000	25,473
Bunge Ltd. Finance Corp., 8.5%, 6/15/2019	25,000	29,232
Coca-Cola Co., 1.65%, 3/14/2018	100,000	101,344
ConAgra Foods, Inc.:
7.0%, 4/15/2019	9,000	10,172
7.125%, 10/1/2026	19,000	24,688
Diageo Capital PLC, 5.75%, 10/23/2017	65,000	68,878
Dr. Pepper Snapple Group, Inc., 2.0%, 1/15/2020	25,000	25,098
Estee Lauder Companies, Inc., 6.0%, 5/15/2037	15,000	19,678
Kellogg Co., 4.5%, 4/1/2046	25,000	26,773
Kimberly-Clark Corp., 6.625%, 8/1/2037	40,000	59,240
Kraft Heinz Foods Co.:
144A, 4.375%, 6/1/2046	25,000	26,438
5.0%, 6/4/2042	50,000	57,486
Kroger Co., 8.0%, 9/15/2029	40,000	57,449
Molson Coors Brewing Co., 5.0%, 5/1/2042	25,000	28,019
Mondelez International, Inc., 4.0%, 2/1/2024 (a)	100,000	109,367
Pepsi Bottling Group, Inc., Series B, 7.0%, 3/1/2029	25,000	35,870
PepsiCo, Inc.:
4.5%, 1/15/2020	95,000	105,394
5.0%, 6/1/2018	80,000	86,123
Philip Morris International, Inc.:
5.65%, 5/16/2018	125,000	135,791
6.375%, 5/16/2038	20,000	27,662
Procter & Gamble Co., 4.7%, 2/15/2019	165,000	180,855
Sysco Corp., 2.6%, 10/1/2020	50,000	51,628
Tyson Foods, Inc., 5.15%, 8/15/2044	25,000	28,828
Wal-Mart Stores, Inc.:
4.75%, 10/2/2043	50,000	61,568
5.25%, 9/1/2035	50,000	65,680
5.875%, 4/5/2027	40,000	52,691
Walgreen Co., 5.25%, 1/15/2019	31,000	33,597
		2,086,090
Energy 2.4%
Anadarko Petroleum Corp., 7.95%, 6/15/2039	10,000	12,193
Apache Corp.:
5.25%, 2/1/2042	35,000	36,322
6.0%, 1/15/2037	20,000	22,820
BP Capital Markets PLC:
2.5%, 11/6/2022	85,000	85,728
2.75%, 5/10/2023	90,000	90,687
4.75%, 3/10/2019	25,000	27,155
British Transco Finance, Inc., 6.625%, 6/1/2018	80,000	87,884
Buckeye Partners LP, 4.875%, 2/1/2021	40,000	42,022
Burlington Resources Finance Co.:
7.2%, 8/15/2031	30,000	37,408
7.4%, 12/1/2031	15,000	19,582
Canadian Natural Resources Ltd., 6.45%, 6/30/2033	20,000	21,831
Chevron Corp.:
2.193%, 11/15/2019	65,000	66,824
2.355%, 12/5/2022	40,000	40,601
Devon Energy Corp.:
3.25%, 5/15/2022 (a)	15,000	14,547
6.3%, 1/15/2019	25,000	27,084
7.95%, 4/15/2032	10,000	11,458
Devon Financing Co., LLC, 7.875%, 9/30/2031	30,000	34,910
Energy Transfer Partners LP, 6.625%, 10/15/2036	20,000	20,949
Enterprise Products Operating LLC:
3.9%, 2/15/2024	95,000	100,544
Series D, 6.875%, 3/1/2033	20,000	24,204
EOG Resources, Inc.:
4.1%, 2/1/2021	25,000	27,177
5.625%, 6/1/2019	100,000	110,489
Exxon Mobil Corp., 3.043%, 3/1/2026	125,000	132,689
Halliburton Co.:
5.9%, 9/15/2018	30,000	32,673
7.45%, 9/15/2039	60,000	83,075
Hess Corp., 7.125%, 3/15/2033	21,000	23,481
Kinder Morgan Energy Partners LP:
6.55%, 9/15/2040	1,000	1,043
7.3%, 8/15/2033	40,000	43,552
Kinder Morgan, Inc., 7.75%, 1/15/2032	10,000	11,258
Marathon Petroleum Corp., 6.5%, 3/1/2041	40,000	42,478
Nexen Energy ULC, 7.875%, 3/15/2032	40,000	54,511
Petroleos Mexicanos, 5.5%, 1/21/2021	40,000	42,356
Plains All American Pipeline LP:
3.65%, 6/1/2022	55,000	53,937
4.65%, 10/15/2025	25,000	25,241
Regency Energy Partners LP, 5.0%, 10/1/2022	55,000	56,435
Shell International Finance BV:
2.25%, 1/6/2023	25,000	25,113
2.375%, 8/21/2022	50,000	51,188
6.375%, 12/15/2038	50,000	67,923
Southern Union Co., 8.25%, 11/15/2029	40,000	44,445
Statoil ASA, 5.25%, 4/15/2019	165,000	181,699
Suncor Energy, Inc., 5.95%, 12/1/2034	40,000	47,201
Tosco Corp., 8.125%, 2/15/2030	70,000	93,433
Total Capital International SA, 2.75%, 6/19/2021	100,000	103,952
TransCanada PipeLines Ltd.:
5.85%, 3/15/2036	30,000	34,495
6.2%, 10/15/2037	40,000	48,970
6.35%, 5/15/2067	20,000	14,150
6.5%, 8/15/2018	25,000	27,409
Valero Energy Corp.:
9.375%, 3/15/2019	65,000	77,676
10.5%, 3/15/2039	30,000	43,835
Williams Partners LP, 4.875%, 3/15/2024	60,000	57,548
		2,484,185
Financials 8.1%
Allstate Corp., 5.35%, 6/1/2033	41,000	50,397
American Express Co., 2.65%, 12/2/2022	108,000	109,412
American International Group, Inc.:
3.75%, 7/10/2025	10,000	10,192
3.9%, 4/1/2026	50,000	51,527
Ameriprise Financial, Inc., 5.3%, 3/15/2020	125,000	140,071
AXA SA, 8.6%, 12/15/2030	40,000	54,800
Bank of America Corp.:
2.625%, 10/19/2020	100,000	101,594
4.125%, 1/22/2024	50,000	53,779
Series L, 4.75%, 4/21/2045	50,000	51,082
Series C, 6.4%, 8/28/2017	40,000	42,207
6.5%, 7/15/2018	40,000	43,763
Series L, 7.625%, 6/1/2019	100,000	115,743
Bank of America NA, 6.0%, 10/15/2036	100,000	127,608
Bank of New York Mellon Corp.:
2.2%, 3/4/2019	75,000	76,539
5.45%, 5/15/2019	35,000	38,907
5.5%, 12/1/2017	50,000	52,886
Bank of Nova Scotia, 1.875%, 4/26/2021	13,000	13,104
Bank One Corp., 7.625%, 10/15/2026	40,000	52,977
Barclays PLC, 3.25%, 1/12/2021	200,000	199,299
Bear Stearns Companies LLC, 7.25%, 2/1/2018	235,000	256,172
Berkshire Hathaway Finance Corp., 5.75%, 1/15/2040	50,000	66,390
Berkshire Hathaway, Inc., 3.125%, 3/15/2026	100,000	104,854
BNP Paribas SA, 2.375%, 9/14/2017	205,000	207,952
Boston Properties LP, (REIT), 5.875%, 10/15/2019	80,000	89,940
Capital One Financial Corp.:
3.2%, 2/5/2025	100,000	100,748
4.75%, 7/15/2021	25,000	27,828
Charles Schwab Corp., 3.225%, 9/1/2022	25,000	26,615
Chubb Corp., Series 1, 6.5%, 5/15/2038	20,000	28,665
Citigroup, Inc.:
2.7%, 3/30/2021	150,000	152,669
4.6%, 3/9/2026	50,000	53,009
6.0%, 8/15/2017	40,000	42,027
6.625%, 6/15/2032	60,000	73,474
8.125%, 7/15/2039	40,000	62,385
8.5%, 5/22/2019	80,000	94,287
Cooperatieve Rabobank UA, 3.875%, 2/8/2022	155,000	168,392
Credit Suisse AG New York, 5.3%, 8/13/2019	150,000	165,557
ERP Operating LP, (REIT), 4.75%, 7/15/2020	165,000	182,940
Fifth Third Bancorp.:
4.5%, 6/1/2018	40,000	42,102
8.25%, 3/1/2038	40,000	59,791
GE Capital International Funding Co., Unlimited Co., 144A, 4.418%, 11/15/2035	200,000	224,317
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036	20,000	24,536
HCP, Inc.:
(REIT), 3.4%, 2/1/2025	130,000	125,701
(REIT), 4.25%, 11/15/2023	60,000	62,269
HSBC Bank U.S.A. NA, 7.0%, 1/15/2039	50,000	63,255
HSBC Holdings PLC:
2.95%, 5/25/2021	200,000	202,072
5.1%, 4/5/2021	105,000	115,857
Jefferies Group LLC, 8.5%, 7/15/2019	20,000	22,857
JPMorgan Chase & Co.:
3.9%, 7/15/2025	100,000	107,856
4.625%, 5/10/2021	125,000	139,103
4.95%, 6/1/2045	50,000	54,899
6.0%, 1/15/2018	100,000	106,947
6.3%, 4/23/2019	80,000	89,929
KeyCorp, 2.9%, 9/15/2020	50,000	51,714
Lincoln National Corp., 8.75%, 7/1/2019	130,000	153,780
MetLife, Inc.:
3.048%, 12/15/2022	140,000	143,622
6.4%, 12/15/2036	20,000	21,350
Morgan Stanley:
2.5%, 4/21/2021	100,000	101,046
Series F, 5.625%, 9/23/2019	150,000	166,426
6.375%, 7/24/2042	80,000	108,338
7.3%, 5/13/2019	125,000	143,620
Nasdaq, Inc., 3.85%, 6/30/2026	25,000	25,400
National Australia Bank Ltd., 2.0%, 1/14/2019	250,000	253,463
National Rural Utilities Cooperative Finance Corp., Series C, 8.0%, 3/1/2032	25,000	37,447
PNC Bank NA, 2.15%, 4/29/2021	250,000	254,678
PNC Funding Corp., 6.7%, 6/10/2019	80,000	91,730
Protective Life Corp., 8.45%, 10/15/2039	40,000	55,968
Prudential Financial, Inc.:
Series B, 5.75%, 7/15/2033	20,000	23,459
Series D, 6.625%, 12/1/2037	40,000	51,572
Royal Bank of Canada:
2.0%, 10/1/2018	40,000	40,556
2.15%, 3/6/2020	100,000	101,725
2.2%, 9/23/2019	70,000	71,858
2.3%, 3/22/2021	25,000	25,701
S&P Global, Inc., 5.9%, 11/15/2017	40,000	42,275
State Street Corp., 2.65%, 5/19/2026	25,000	25,510
The Goldman Sachs Group, Inc.:
3.75%, 5/22/2025	50,000	52,219
4.75%, 10/21/2045	50,000	55,114
5.95%, 1/18/2018	105,000	111,855
6.125%, 2/15/2033	40,000	49,876
6.15%, 4/1/2018	100,000	107,750
6.75%, 10/1/2037	100,000	123,353
The Travelers Companies, Inc., 6.25%, 6/15/2037	50,000	69,283
U.S. Bancorp., 2.95%, 7/15/2022	165,000	171,705
UBS AG Stamford Branch, Series 10, 5.875%, 7/15/2016	50,000	50,064
Visa, Inc., 4.3%, 12/14/2045	100,000	115,775
Wells Fargo & Co.:
3.0%, 4/22/2026	50,000	50,968
Series I, 3.5%, 3/8/2022 (a)	100,000	107,265
3.55%, 9/29/2025	100,000	106,574
4.9%, 11/17/2045	50,000	54,715
5.375%, 2/7/2035	75,000	91,384
Westpac Banking Corp., 4.875%, 11/19/2019	165,000	182,546
		8,222,966
Health Care 2.6%
AbbVie, Inc.:
2.9%, 11/6/2022	20,000	20,392
4.4%, 11/6/2042	41,000	41,778
4.7%, 5/14/2045	25,000	26,439
Actavis Funding SCS, 3.8%, 3/15/2025	100,000	104,183
Actavis, Inc., 3.25%, 10/1/2022	80,000	81,735
Aetna, Inc., 6.625%, 6/15/2036	41,000	54,663
Amgen, Inc., 5.75%, 3/15/2040	70,000	85,740
Anthem, Inc., 5.85%, 1/15/2036	50,000	59,887
AstraZeneca PLC:
2.375%, 11/16/2020	50,000	51,301
5.9%, 9/15/2017	100,000	105,665
Becton Dickinson & Co.:
3.125%, 11/8/2021	75,000	78,693
3.25%, 11/12/2020	80,000	84,090
Boston Scientific Corp., 6.0%, 1/15/2020	80,000	91,070
Cardinal Health, Inc., 3.2%, 6/15/2022	80,000	84,536
Celgene Corp., 4.625%, 5/15/2044	50,000	52,005
Covidien International Finance SA, 6.0%, 10/15/2017	60,000	63,788
Express Scripts, Inc., 7.25%, 6/15/2019	105,000	120,949
Gilead Sciences, Inc., 4.75%, 3/1/2046	50,000	56,855
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/2038	55,000	78,700
Johnson & Johnson, 4.85%, 5/15/2041	80,000	104,392
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	40,000	42,117
Mead Johnson Nutrition Co.:
4.9%, 11/1/2019	20,000	22,047
5.9%, 11/1/2039	20,000	24,264
Medco Health Solutions, Inc., 7.125%, 3/15/2018	60,000	65,506
Medtronic, Inc., 6.5%, 3/15/2039	20,000	28,100
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.2%, 7/1/2055	25,000	28,261
Merck & Co., Inc., 6.5%, 12/1/2033	20,000	28,142
Merck Sharp & Dohme Corp.:
5.0%, 6/30/2019	100,000	111,095
5.85%, 6/30/2039	20,000	26,404
Novartis Securities Investment Ltd., 5.125%, 2/10/2019	125,000	137,970
Pfizer, Inc., 6.2%, 3/15/2019	50,000	56,471
Pharmacia LLC, 6.6%, 12/1/2028	75,000	103,277
Quest Diagnostics, Inc., 4.75%, 1/30/2020	75,000	82,254
Stryker Corp., 4.625%, 3/15/2046	50,000	56,177
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	115,000	117,506
UnitedHealth Group, Inc., 2.75%, 2/15/2023	230,000	236,425
Wyeth LLC, 5.95%, 4/1/2037	40,000	53,260
		2,666,137
Industrials 2.4%
3M Co., 5.7%, 3/15/2037	20,000	26,841
Boeing Co.:
6.625%, 2/15/2038	40,000	58,151
7.95%, 8/15/2024	50,000	70,711
Burlington Northern Santa Fe LLC:
3.75%, 4/1/2024	20,000	22,099
6.2%, 8/15/2036	95,000	125,959
Canadian National Railway Co.:
6.2%, 6/1/2036	10,000	13,625
6.25%, 8/1/2034	10,000	13,519
6.375%, 11/15/2037	20,000	28,089
Caterpillar Financial Services Corp., 5.45%, 4/15/2018	80,000	85,996
Caterpillar, Inc., 3.803%, 8/15/2042	50,000	50,949
CSX Corp.:
6.0%, 10/1/2036	80,000	102,068
6.15%, 5/1/2037	40,000	52,136
Deere & Co., 8.1%, 5/15/2030	40,000	60,400
Emerson Electric Co., 5.25%, 10/15/2018	40,000	43,829
GATX Corp., 2.6%, 3/30/2020	25,000	24,847
General Dynamics Corp., 2.25%, 11/15/2022	25,000	25,556
General Electric Co.:
3.1%, 1/9/2023 (a)	100,000	106,821
3.15%, 9/7/2022	125,000	134,148
4.125%, 10/9/2042	40,000	43,997
5.25%, 12/6/2017	30,000	31,783
Series A, 6.15%, 8/7/2037	105,000	146,071
Honeywell International, Inc., 3.35%, 12/1/2023	20,000	21,790
Illinois Tool Works, Inc., 6.25%, 4/1/2019	100,000	113,075
Ingersoll-Rand Global Holding Co., Ltd., 6.875%, 8/15/2018	50,000	55,521
John Deere Capital Corp., 2.55%, 1/8/2021	50,000	51,944
Koninklijke Philips NV, 6.875%, 3/11/2038	50,000	65,034
Lockheed Martin Corp.:
2.5%, 11/23/2020	75,000	77,390
4.07%, 12/15/2042	35,000	37,261
Raytheon Co., 4.4%, 2/15/2020	80,000	88,601
Republic Services, Inc., 5.0%, 3/1/2020	80,000	88,624
Rockwell Automation, Inc., 6.25%, 12/1/2037	40,000	54,288
Union Pacific Corp., 3.646%, 2/15/2024	33,000	36,487
United Parcel Service of America, Inc., 8.375%, 4/1/2020	40,000	50,126
United Parcel Service, Inc., 5.5%, 1/15/2018	165,000	176,593
United Technologies Corp.:
5.375%, 12/15/2017	40,000	42,517
6.125%, 7/15/2038	50,000	68,488
Waste Management, Inc., 7.1%, 8/1/2026	80,000	107,356
Western Union Co., 6.2%, 6/21/2040	20,000	20,590
		2,423,280
Information Technology 1.7%
Apple, Inc.:
2.7%, 5/13/2022	190,000	198,464
3.25%, 2/23/2026	200,000	212,315
Cisco Systems, Inc., 5.9%, 2/15/2039	75,000	101,810
Corning, Inc., 5.75%, 8/15/2040	20,000	23,795
Diamond 1 Finance Corp., 144A, 4.42%, 6/15/2021	150,000	154,391
International Business Machines Corp.:
6.5%, 1/15/2028	105,000	143,291
7.625%, 10/15/2018	200,000	228,467
Microsoft Corp.:
4.2%, 6/1/2019	80,000	87,108
5.2%, 6/1/2039	40,000	49,345
Oracle Corp.:
3.4%, 7/8/2024	55,000	59,149
5.0%, 7/8/2019	20,000	22,185
6.125%, 7/8/2039	135,000	176,504
6.5%, 4/15/2038	50,000	68,082
Tyco Electronics Group SA, 6.55%, 10/1/2017	205,000	217,929
		1,742,835
Materials 1.0%
Barrick Gold Corp., 4.1%, 5/1/2023	34,000	35,865
BHP Billiton Finance (U.S.A.) Ltd., 6.5%, 4/1/2019	40,000	45,277
Dow Chemical Co., 5.25%, 11/15/2041	40,000	44,429
E.I. du Pont de Nemours & Co.:
2.8%, 2/15/2023	95,000	97,497
4.625%, 1/15/2020	50,000	55,207
Monsanto Co.:
5.5%, 8/15/2025	20,000	23,178
Series 1, 5.5%, 7/30/2035	50,000	55,828
Newmont Mining Corp.:
3.5%, 3/15/2022	75,000	77,879
5.875%, 4/1/2035	15,000	15,817
Nucor Corp.:
5.85%, 6/1/2018	20,000	21,501
6.4%, 12/1/2037	20,000	24,410
Potash Corp. of Saskatchewan, Inc., 6.5%, 5/15/2019	80,000	90,415
PPG Industries, Inc., 6.65%, 3/15/2018	8,000	8,656
Praxair, Inc., 4.5%, 8/15/2019	60,000	66,088
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	21,000	23,302
6.125%, 12/15/2033	41,000	46,876
Rohm & Haas Co., 6.0%, 9/15/2017	71,000	74,777
Southern Copper Corp., 6.75%, 4/16/2040	75,000	77,335
Vale Overseas Ltd., 6.875%, 11/21/2036	55,000	50,050
WestRock MWV LLC, 7.95%, 2/15/2031	80,000	106,759
		1,041,146
Telecommunication Services 1.5%
America Movil SAB de CV, 6.125%, 11/15/2037	30,000	36,101
AT&T, Inc.:
3.4%, 5/15/2025	180,000	184,123
6.0%, 8/15/2040	15,000	17,518
6.3%, 1/15/2038	5,000	6,012
6.375%, 3/1/2041	45,000	54,763
6.4%, 5/15/2038	16,000	19,380
British Telecommunications PLC:
5.95%, 1/15/2018	50,000	53,514
9.375%, 12/15/2030	60,000	92,441
Koninklijke (Royal) KPN NV, 8.375%, 10/1/2030	40,000	55,326
Motorola Solutions, Inc., 7.5%, 5/15/2025	40,000	47,091
Orange SA, 5.375%, 7/8/2019	125,000	138,791
Rogers Communications, Inc., 6.8%, 8/15/2018	80,000	88,595
Telefonica Emisiones SAU, 7.045%, 6/20/2036	40,000	51,104
Verizon Communications, Inc.:
2.625%, 2/21/2020	25,000	25,872
3.0%, 11/1/2021	75,000	78,778
4.672%, 3/15/2055	145,000	146,659
5.15%, 9/15/2023	200,000	232,925
6.4%, 9/15/2033 (a)	30,000	38,292
Vodafone Group PLC:
6.15%, 2/27/2037	20,000	23,203
6.25%, 11/30/2032	55,000	63,260
7.875%, 2/15/2030	30,000	38,642
		1,492,390
Utilities 2.0%
Alabama Power Co.:
5.7%, 2/15/2033	50,000	61,514
6.125%, 5/15/2038	42,000	55,683
Berkshire Hathaway Energy Co., 6.125%, 4/1/2036	100,000	132,603
Cleveland Electric Illuminating Co., Series D, 7.88%, 11/1/2017	60,000	64,784
Commonwealth Edison Co., 5.8%, 3/15/2018	40,000	43,077
Consolidated Edison Co. of New York:
Series 06-B, 6.2%, 6/15/2036	55,000	72,790
Series 08-B, 6.75%, 4/1/2038	40,000	56,626
Dominion Resources, Inc., Series F, 5.25%, 8/1/2033	40,000	44,393
DTE Electric Co., 5.7%, 10/1/2037	40,000	52,378
Duke Energy Carolinas LLC, 6.05%, 4/15/2038	65,000	88,576
Duke Energy Florida LLC, 3.1%, 8/15/2021	100,000	106,441
Exelon Corp., 5.625%, 6/15/2035	20,000	23,859
Exelon Generation Co., LLC, 5.2%, 10/1/2019	105,000	116,179
Florida Power & Light Co.:
4.95%, 6/1/2035	40,000	48,613
5.65%, 2/1/2037	39,000	51,673
KeySpan Corp., 8.0%, 11/15/2030	40,000	56,550
Nevada Power Co., Series N, 6.65%, 4/1/2036	25,000	34,686
NiSource Finance Corp., 5.45%, 9/15/2020	60,000	67,917
Northern States Power Co., 6.25%, 6/1/2036	40,000	55,406
Oncor Electric Delivery Co., LLC, 7.0%, 9/1/2022	80,000	101,875
Pacific Gas & Electric Co.:
5.4%, 1/15/2040	40,000	50,887
6.05%, 3/1/2034	25,000	33,309
Puget Sound Energy, Inc.:
5.483%, 6/1/2035	20,000	24,984
5.764%, 7/15/2040	25,000	33,276
5.795%, 3/15/2040	20,000	26,737
San Diego Gas & Electric Co., 5.35%, 5/15/2040	40,000	51,184
Sempra Energy, 6.0%, 10/15/2039	50,000	62,711
Southern California Edison Co.:
Series 2008-A, 5.95%, 2/1/2038	45,000	60,630
6.65%, 4/1/2029	40,000	52,898
Southern California Gas Co., Series KK, 5.75%, 11/15/2035	40,000	51,245
Southern Co., 2.95%, 7/1/2023	25,000	25,915
Southwestern Electric Power Co., Series F, 5.875%, 3/1/2018	125,000	133,626
United Utilities PLC, 5.375%, 2/1/2019	25,000	26,813
Virginia Electric & Power Co., 8.875%, 11/15/2038	40,000	67,017
Xcel Energy, Inc., 6.5%, 7/1/2036	30,000	39,971
		2,076,826
Total Corporate Bonds (Cost $24,681,701)		27,035,785

Mortgage-Backed Securities Pass-Throughs 25.7%
Federal Home Loan Mortgage Corp.:
2.5%, 3/1/2027	229,186	237,575
3.0%, with various maturities from 11/1/2026 until 7/1/2043	1,917,236	2,030,735
3.5%, with various maturities from 8/1/2027 until 10/1/2043	1,124,290	1,187,311
4.0%, with various maturities from 1/1/2020 until 8/1/2042	933,584	1,012,230
4.5%, with various maturities from 1/1/2020 until 9/1/2041	509,152	553,452
5.0%, with various maturities from 12/1/2017 until 6/1/2036	497,772	547,877
5.5%, with various maturities from 6/1/2020 until 1/1/2038	285,283	318,127
6.0%, with various maturities from 9/1/2021 until 2/1/2038	370,421	419,708
6.5%, with various maturities from 6/1/2034 until 8/1/2036	96,108	114,058
7.0%, with various maturities from 12/1/2024 until 12/1/2026	9,922	10,423
7.5%, with various maturities from 5/1/2024 until 6/1/2027	870	873
Federal National Mortgage Association:
2.427%*, 11/1/2045	45,641	47,196
2.5%, with various maturities from 5/1/2028 until 7/1/2030	1,130,784	1,172,632
2.6%*, 7/1/2045	93,010	96,628
2.915%*, 5/1/2041	27,670	28,900
3.0%, with various maturities from 1/1/2027 until 8/1/2043	1,822,265	1,903,179
3.5%, with various maturities from 12/1/2026 until 12/1/2045	3,057,744	3,241,456
4.0%, with various maturities from 12/1/2020 until 3/1/2042	2,052,864	2,217,033
4.5%, with various maturities from 2/1/2020 until 6/1/2042	1,089,713	1,194,891
5.0%, with various maturities from 12/1/2023 until 9/1/2041	515,589	570,661
5.5%, with various maturities from 8/1/2019 until 12/1/2038	433,327	484,971
6.0%, with various maturities from 3/1/2017 until 11/1/2037	262,010	298,924
6.5%, with various maturities from 1/1/2018 until 1/1/2038	167,627	196,086
7.0%, with various maturities from 6/1/2017 until 6/1/2038	119,685	141,926
7.5%, with various maturities from 1/1/2024 until 4/1/2028	5,131	6,019
8.0%, with various maturities from 12/1/2021 until 11/1/2031	10,627	11,681
8.5%, 12/1/2025	786	882
Government National Mortgage Association:
3.0%, with various maturities from 9/15/2042 until 12/20/2045	1,441,512	1,512,844
3.5%, with various maturities from 10/20/2041 until 8/20/2045	2,414,173	2,567,370
4.0%, with various maturities from 11/15/2024 until 2/20/2046	2,217,671	2,384,594
4.5%, with various maturities from 5/15/2039 until 1/20/2041	811,393	891,822
5.0%, with various maturities from 10/20/2035 until 8/20/2042	550,178	616,959
5.5%, with various maturities from 9/15/2033 until 10/20/2040	180,847	203,518
6.0%, with various maturities from 2/15/2029 until 12/15/2038	224,419	257,659
6.5%, with various maturities from 8/20/2032 until 10/20/2037	151,318	178,687
7.5%, 8/15/2031	1,305	1,357
8.0%, with various maturities from 7/15/2022 until 3/15/2032	29,027	35,627
Total Mortgage-Backed Securities Pass-Throughs (Cost $25,769,089)		26,674,989

Asset-Backed 0.7%
Automobile Receivables 0.3%
Honda Auto Receivables Owner Trust, "A3", Series 2015-4, 1.23%, 9/23/2019	200,000	200,699
World Omni Auto Receivables Trust, "A3", Series 2015-B, 1.49%, 12/15/2020	100,000	100,779
		301,478
Credit Card Receivables 0.4%
Chase Issuance Trust:
"A", Series 2015-A2, 1.59%, 2/18/2020	100,000	101,035
"A7", Series 2012-A7, 2.16%, 9/16/2024	100,000	102,187
Citibank Credit Card Issuance Trust, "A8", Series 2007-A8, 5.65%, 9/20/2019	100,000	105,718
GE Capital Credit Card Master Note Trust, "A", Series 2012-7, 1.76%, 9/15/2022	100,000	100,750
		409,690
Total Asset-Backed (Cost $690,445)		711,168

Commercial Mortgage-Backed Securities 1.8%
Commercial Mortgage Trust:
"A2", Series 2014-UBS5, 3.031%, 9/10/2047	100,000	104,165
"A5", Series 2014-LC17, 3.917%, 10/10/2047	100,000	110,778
"A4", Series 2013-CR9, 4.233%*, 7/10/2045	186,000	210,648
Fannie Mae-Aces:
"ASQ2", Series 2014-M1, 2.323%, 11/25/2018	45,813	46,964
"A2", Series 2011-M5, 2.94%, 7/25/2021	100,000	106,592
"A2", Series 2013-M14, 3.329%, 10/25/2023	100,000	109,226
FHLMC Multifamily Structured Pass-Through Certificates:
"A1", Series K019, 1.459%, 9/25/2021	63,046	63,371
"A1", Series K025, 1.875%, 4/25/2022	83,615	84,960
"A2", Series K020, 2.373%, 5/25/2022	100,000	103,694
"A2", Series K017, 2.873%, 12/25/2021	100,000	106,005
"A2", Series K041, 3.171%, 10/25/2024	100,000	108,933
GS Mortgage Securities Trust, "A4", Series 2016-GS2, 3.05%, 5/10/2049	50,000	52,372
JPMBB Commercial Mortgage Securities Trust, "A4", Series 2013-C17, 4.199%, 1/15/2047	100,000	112,894
JPMorgan Chase Commercial Mortgage Securities Trust, "A5", Series 2015-JP1, 3.914%, 1/15/2049	100,000	111,571
UBS Commercial Mortgage Trust, "A3", Series 2012-C1, 3.4%, 5/10/2045	175,000	187,835
UBS-Barclays Commercial Mortgage Trust, "A3", Series 2012-C2, 3.058%, 5/10/2063	100,000	103,351
WFRBS Commercial Mortgage Trust, "A5", Series 2014-C19, 4.101%, 3/15/2047	100,000	112,008
Total Commercial Mortgage-Backed Securities (Cost $1,767,604)		1,835,367

Government & Agency Obligations 42.9%
Other Government Related (b) 2.3%
Asian Development Bank, 1.75%, 9/11/2018	250,000	255,094
European Investment Bank:
1.125%, 8/15/2019	500,000	500,950
4.875%, 2/15/2036	65,000	87,508
Hydro-Quebec, Series HY, 8.4%, 1/15/2022	40,000	52,828
Inter-American Development Bank:
1.0%, 5/13/2019	250,000	250,855
3.875%, 9/17/2019	210,000	228,823
International Bank for Reconstruction & Development:
1.375%, 5/24/2021	250,000	251,562
Series 1312, 4.75%, 2/15/2035	20,000	26,896
Japan Bank for International Cooperation, 1.875%, 4/20/2021	200,000	203,064
KFW:
Zero Coupon, 4/18/2036	210,000	125,813
2.375%, 8/25/2021	165,000	173,733
Petroleos Mexicanos:
4.875%, 1/24/2022	190,000	194,254
6.625%, 6/15/2035	40,000	41,240
		2,392,620
Sovereign Bonds 1.8%
Province of Ontario:
4.0%, 10/7/2019	100,000	108,875
4.4%, 4/14/2020	100,000	111,346
Province of Quebec:
4.625%, 5/14/2018	40,000	42,751
Series NN, 7.125%, 2/9/2024	80,000	106,146
Republic of Italy, 5.375%, 6/15/2033	80,000	94,962
Republic of Panama, 5.2%, 1/30/2020	100,000	110,750
Republic of Peru, 7.35%, 7/21/2025	115,000	156,400
Republic of Philippines, 5.5%, 3/30/2026	200,000	253,716
Republic of Poland, 6.375%, 7/15/2019	165,000	186,945
Republic of South Africa, 6.875%, 5/27/2019	100,000	111,370
Republic of Turkey, 6.0%, 1/14/2041	200,000	223,697
State of Israel, 5.125%, 3/26/2019	100,000	110,040
United Mexican States, Series A, 6.75%, 9/27/2034	176,000	238,040
		1,855,038
U.S. Government Sponsored Agencies 2.5%
Federal Home Loan Mortgage Corp.:
2.375%, 1/13/2022	411,000	435,312
3.75%, 3/27/2019	622,000	671,558
6.25%, 7/15/2032	100,000	151,292
6.75%, 9/15/2029	3,000	4,579
Federal National Mortgage Association:
1.875%, 9/18/2018	500,000	512,776
6.25%, 5/15/2029	105,000	152,917
7.125%, 1/15/2030	41,000	64,324
7.25%, 5/15/2030	164,000	260,874
Tennessee Valley Authority, 5.25%, 9/15/2039	185,000	253,533
		2,507,165
U.S. Treasury Obligations 36.3%
U.S. Treasury Bonds:
2.5%, 2/15/2046 (a)	500,000	520,644
2.875%, 8/15/2045	250,000	280,723
3.0%, 5/15/2045	850,000	977,002
3.0%, 11/15/2045	1,125,000	1,293,574
3.625%, 8/15/2043	250,000	322,549
3.875%, 8/15/2040	161,000	213,684
4.25%, 5/15/2039	506,000	707,214
4.5%, 8/15/2039	277,000	400,438
4.625%, 2/15/2040	154,000	226,386
6.0%, 2/15/2026	66,000	92,949
6.25%, 8/15/2023	486,000	651,411
7.25%, 8/15/2022	341,000	464,320
U.S. Treasury Notes:
0.75%, 12/31/2017	1,765,000	1,769,619
0.875%, 10/15/2017	1,000,000	1,003,945
0.875%, 11/30/2017	500,000	502,071
0.875%, 1/15/2018	1,500,000	1,506,738
1.0%, 6/30/2021	500,000	502,481
1.25%, 12/15/2018	4,500,000	4,565,038
1.25%, 1/31/2020	1,000,000	1,014,609
1.25%, 3/31/2021	500,000	505,821
1.5%, 2/28/2019	1,000,000	1,021,406
1.5%, 5/31/2019	1,000,000	1,022,578
1.5%, 10/31/2019	1,000,000	1,023,281
1.625%, 5/15/2026	450,000	455,502
1.75%, 12/31/2020	2,500,000	2,586,035
1.75%, 3/31/2022	90,000	92,992
2.0%, 11/15/2021	822,000	861,655
2.0%, 2/15/2022	1,143,000	1,197,203
2.0%, 2/15/2025	400,000	418,500
2.125%, 6/30/2021	1,225,000	1,290,317
2.125%, 8/15/2021	1,519,000	1,600,765
2.125%, 5/15/2025	1,000,000	1,056,289
2.25%, 11/15/2024	500,000	533,359
2.25%, 11/15/2025	2,500,000	2,667,187
2.625%, 8/15/2020	849,000	907,634
2.75%, 11/15/2023	500,000	551,172
2.75%, 2/15/2024	250,000	275,967
3.375%, 11/15/2019	482,000	523,742
3.625%, 2/15/2020	822,000	904,521
3.75%, 11/15/2018	390,000	418,641
		36,929,962
Total Government & Agency Obligations (Cost $40,867,943)		43,684,785

Municipal Bonds and Notes 0.8%
California, Metropolitan Water District of Southern California, Build America Bonds, 6.947%, 7/1/2040	80,000	95,973
Georgia, Municipal Electric Authority, Build America Bonds, Plant Vogtle Units 3 & 4 Project, Series J, 6.637%, 4/1/2057	80,000	105,625
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series B, 6.731%, 7/1/2043	40,000	55,576
New York, State Dormitory Authority, State Personal Income Tax Revenue, Build America Bonds, 5.628%, 3/15/2039	20,000	26,597
New York, Build America Bonds, Series F-1, 6.646%, 12/1/2031	80,000	95,570
Ohio, State University General Receipts, Build America Bonds, 4.91%, 6/1/2040	40,000	50,826
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027	20,000	26,551
Pennsylvania, State Public School Building Authority Revenue, Qualified School Construction Bond, Series A, 5.0%, 9/15/2027	80,000	88,506
Phoenix, AZ, Build America Bonds, Series A, 5.269%, 7/1/2034	35,000	44,381
San Antonio, TX, Electric & Gas Revenue, Build America Bonds, 5.985%, 2/1/2039	40,000	56,626
Texas, State Transportation Commission Revenue, Build America Bonds, Series B, 5.178%, 4/1/2030	40,000	51,515
Texas, Build America Bonds, 5.517%, 4/1/2039	40,000	55,851
Utah, Build America Bonds, Series B, 3.539%, 7/1/2025	40,000	44,707
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Build American Bonds, 5.491%, 11/1/2039	40,000	54,266
Total Municipal Bonds and Notes (Cost $694,828)		852,570

	Shares	Value ($)

Securities Lending Collateral 0.9%
Daily Assets Fund "Capital Shares", 0.51% (c) (d) (Cost $921,204)	921,204	921,204

Cash Equivalents 2.6%
Deutsche Central Cash Management Government Fund, 0.44% (c) (Cost $2,652,054)	2,652,054	2,652,054

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $98,044,868)†	102.0	104,367,922
Other Assets and Liabilities, Net	(2.0)	(2,561,794)
Net Assets	100.0	101,806,128

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2016.

† The cost for federal income tax purposes was $98,033,929. At June 30, 2016, net unrealized appreciation for all securities based on tax cost was $6,333,993. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,450,880 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $116,887.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2016 amounted to $891,459, which is 0.9% of net assets.

(b) Government-backed debt issued by financial companies or government-sponsored enterprises.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage- or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Corporate Bonds	$ —	$ 27,035,785	$ —	$ 27,035,785
Mortgage-Backed Securities Pass-Throughs	—	26,674,989	—	26,674,989
Asset-Backed	—	711,168	—	711,168
Commercial Mortgage-Backed Securities	—	1,835,367	—	1,835,367
Government & Agency Obligations	—	43,684,785	—	43,684,785
Municipal Bonds and Notes	—	852,570	—	852,570
Short-Term Investments (e)	3,573,258	—	—	3,573,258
Total	$ 3,573,258	$ 100,794,664	$ —	$ 104,367,922

There have been no transfers between fair value measurement levels during the period ended June 30, 2016.

(e) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2016 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $94,471,610) — including $891,459 of securities loaned	$ 100,794,664
Investment in Daily Assets Fund (cost $921,204)*	921,204
Investment in Deutsche Central Cash Management Government Fund (cost $2,652,054)	2,652,054
Total investments in securities, at value (cost $98,044,868)	104,367,922
Receivable for investments sold	1,065,559
Receivable for Fund shares sold	156,468
Interest receivable	633,320
Other assets	26,241
Total assets	106,249,510
Liabilities
Cash overdraft	20,237
Payable upon return of securities loaned	921,204
Payable for investments purchased	1,523,240
Payable for Fund shares redeemed	1,788,722
Distributions payable	29,028
Accrued Trustees' fees	1,010
Other accrued expenses and payables	159,941
Total liabilities	4,443,382
Net assets, at value	$ 101,806,128
Net Assets Consist of
Undistributed net investment income	118
Net unrealized appreciation (depreciation) on investments	6,323,054
Accumulated net realized gain (loss)	257,003
Paid-in capital	95,225,953
Net assets, at value	$ 101,806,128

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of June 30, 2016 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value, offering and redemption price per share ($17,915,075 ÷ 1,815,321 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.87
Maximum offering price per share (100 ÷ 97.25 of $9.87)	$ 10.15
Class S Net Asset Value, offering and redemption price per share ($24,009,513 ÷ 2,430,524 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.88
Institutional Class Net Asset Value, offering and redemption price per share ($59,881,540 ÷ 6,066,275 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.87

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2016 (Unaudited)
Investment Income
Interest	$ 1,450,112
Income distributions — Deutsche Central Cash Management Government Fund	2,689
Securities lending income, including income from Daily Assets Fund, net of borrower rebates	2,237
Total income	1,455,038
Expenses: Management fee	74,263
Administration fee	49,509
Services to shareholders	59,507
Distribution service fee	18,512
Custodian fee	15,411
Professional fees	45,704
Reports to shareholders	18,888
Registration fees	21,180
Trustees' fees and expenses	3,421
Other	27,372
Total expenses before expense reductions	333,767
Expense reductions	(223,240)
Total expenses after expense reductions	110,527
Net investment income	$ 1,344,511
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	268,348
Change in net unrealized appreciation (depreciation) on investments	3,320,227
Net gain (loss)	3,588,575
Net increase (decrease) in net assets resulting from operations	$ 4,933,086

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations: Net investment income	$ 1,344,511	$ 2,873,477
Net realized gain (loss)	268,348	1,838,513
Change in net unrealized appreciation (depreciation)	3,320,227	(4,124,152)
Net increase (decrease) in net assets resulting from operations	4,933,086	587,838
Distributions to shareholders from: Net investment income: Class A	(192,819)	(579,156)
Class S	(328,784)	(711,616)
Institutional Class	(822,790)	(1,582,507)
Net realized gains: Class A	(60,425)	(535,930)
Class S	(102,747)	(527,421)
Institutional Class	(239,168)	(944,122)
Total distributions	(1,746,733)	(4,880,752)
Fund share transactions: Proceeds from shares sold	34,647,516	50,800,195
Reinvestment of distributions	1,329,382	3,698,456
Payments for shares redeemed	(21,309,728)	(89,068,404)
Net increase (decrease) in net assets from Fund share transactions	14,667,170	(34,569,753)
Increase (decrease) in net assets	17,853,523	(38,862,667)
Net assets at beginning of period	83,952,605	122,815,272
Net assets at end of period (including undistributed net investment income of $118 and $0, respectively)	$ 101,806,128	$ 83,952,605

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A	Six Months Ended 6/30/16 (Unaudited)	Years Ended December 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 9.56	$ 10.02	$ 9.93	$ 10.90	$ 10.97	$ 10.60
Income (loss) from investment operations: Net investment income[a]	.12	.27	.28	.27	.26	.27
Net realized and unrealized gain (loss)	.35	(.25)	.28	(.55)	.14	.48
Total from investment operations	.47	.02	.56	(.28)	.40	.75
Less distributions from: Net investment income	(.12)	(.27)	(.28)	(.27)	(.26)	(.27)
Net realized gains	(.04)	(.21)	(.19)	(.42)	(.21)	(.11)
Total distributions	(.16)	(.48)	(.47)	(.69)	(.47)	(.38)
Net asset value, end of period	$ 9.87	$ 9.56	$ 10.02	$ 9.93	$ 10.90	$ 10.97
Total Return (%)[b,c]	4.97**	.19	5.69	(2.59)	3.72	7.18
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18	14	18	19	27	88
Ratio of expenses before expense reductions (%)	.89*	.85	.77	.72	.70	.71
Ratio of expenses after expense reductions (%)	.41*	.43	.40	.53	.59	.57
Ratio of net investment income (%)	2.53*	2.70	2.72	2.54	2.45	2.56
Portfolio turnover rate (%)	13**	27	38	53[d]	105	146

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charges.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

Class S	Six Months Ended 6/30/16 (Unaudited)	Years Ended December 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 9.57	$ 10.03	$ 9.93	$ 10.90	$ 10.97	$ 10.60
Income (loss) from investment operations: Net investment income[a]	.13	.28	.29	.29	.29	.29
Net realized and unrealized gain (loss)	.35	(.25)	.29	(.55)	.14	.48
Total from investment operations	.48	.03	.58	(.26)	.43	.77
Less distributions from: Net investment income	(.13)	(.28)	(.29)	(.29)	(.29)	(.29)
Net realized gains	(.04)	(.21)	(.19)	(.42)	(.21)	(.11)
Total distributions	(.17)	(.49)	(.48)	(.71)	(.50)	(.40)
Net asset value, end of period	$ 9.88	$ 9.57	$ 10.03	$ 9.93	$ 10.90	$ 10.97
Total Return (%)[b]	5.04**	.35	5.92	(2.43)	4.01	7.39
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	24	24	26	25	30	23
Ratio of expenses before expense reductions (%)	.69*	.70	.59	.53	.48	.58
Ratio of expenses after expense reductions (%)	.26*	.28	.25	.34	.37	.39
Ratio of net investment income (%)	2.68*	2.86	2.87	2.73	2.66	2.73
Portfolio turnover rate (%)	13**	27	38	53[c]	105	146

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

Institutional Class	Six Months Ended 6/30/16 (Unaudited)	Years Ended December 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 9.56	$ 10.02	$ 9.93	$ 10.90	$ 10.97	$ 10.60
Income (loss) from investment operations: Net investment income[a]	.13	.29	.30	.30	.31	.32
Net realized and unrealized gain (loss)	.35	(.25)	.28	(.55)	.14	.48
Total from investment operations	.48	.04	.58	(.25)	.45	.80
Less distributions from: Net investment income	(.13)	(.29)	(.30)	(.30)	(.31)	(.32)
Net realized gains	(.04)	(.21)	(.19)	(.42)	(.21)	(.11)
Total distributions	(.17)	(.50)	(.49)	(.72)	(.52)	(.43)
Net asset value, end of period	$ 9.87	$ 9.56	$ 10.02	$ 9.93	$ 10.90	$ 10.97
Total Return (%)[b]	5.10**	.45	5.95	(2.31)	4.17	7.62
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	60	46	78	119	353	340
Ratio of expenses before expense reductions (%)	.61*	.62	.53	.45	.37	.39
Ratio of expenses after expense reductions (%)	.16*	.18	.15	.19	.22	.20
Ratio of net investment income (%)	2.78*	2.96	2.97	2.84	2.82	2.93
Portfolio turnover rate (%)	13**	27	38	53[c]	105	146

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche U.S. Bond Index Fund (the "Fund") is a diversified series of the Deutsche Institutional Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Institutional Class shares are generally available only to qualified institutions, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. As of period end, any securities on loan were collateralized by cash. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund. During the six months ended June 30, 2016, the Fund invested the cash collateral in Daily Assets Fund, an affiliated money market fund managed by Deutsche Investment Management Americas Inc. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.08% annualized effective rate as of June 30, 2016) on the cash collateral invested in Daily Assets Fund. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2016, the Fund had securities on loan, which were classified as corporate bonds and U.S. Treasury Obligations in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements As of June 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions Corporate Bonds	$ 383,188	$ —	$ —	$ —	$ 383,188
U.S. Treasury Obligations	538,016	—	—	—	538,016
Total Borrowings	$ 921,204	$ —	$ —	$ —	$ 921,204
Gross amount of recognized liabilities for securities lending transactions					$ 921,204

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remains open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended June 30, 2016, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury obligations) aggregated $13,131,885 and $7,777,593, respectively. Purchases and sales of U.S. Treasury obligations aggregated $12,466,365 and $4,436,308, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor. Northern Trust Investments, Inc. ("NTI") serves as sub-advisor with respect to the investment and reinvestment of assets in the Fund, and is paid by the Advisor for its services.

The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.15% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2016 through April 30, 2017, the Advisor had contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.41%
Class S	.26%
Institutional Class	.16%

For the six months ended June 30, 2016, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$ 36,728
Class S	53,122
Institutional Class	133,390
$ 223,240

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2016, the Administration Fee was $49,509, of which $8,255 is unpaid.

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholders servicing fee it receives from the Fund. For the six months ended June 30, 2016, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2016
Class A	$ 3,736	$ 2,795
Class S	5,534	2,685
Institutional Class	8,082	3,957
	$ 17,352	$ 9,437

Distribution Service Fee. Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, provides information and administrative services for a fee ("Service Fee") to Class A shareholders at an annual rate of up to 0.25% of average daily net assets. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2016, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at June 30, 2016	Annualized Rate
Class A	$ 18,512	$ 6,231.24%

Underwriting Agreement. DDI is the principal underwriter for the Fund. There were no underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2016. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2016, the amount charged to the Fund by the Advisor included in the Statement of Operations under "Reports to shareholders" aggregated $9,865, of which $9,226 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2016, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $196.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. At June 30, 2016, the Fund had no outstanding loans.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	681,803	$ 6,636,193	1,842,914	$ 18,173,851
Class S	673,426	6,533,976	973,037	9,660,953
Institutional Class	2,230,681	21,477,347	2,345,000	22,965,391
		$ 34,647,516		$ 50,800,195
Shares issued to shareholders in reinvestment of distributions
Class A	25,200	$ 244,611	112,385	$ 1,100,412
Class S	42,875	416,353	125,872	1,236,858
Institutional Class	68,837	668,418	137,980	1,361,186
		$ 1,329,382		$ 3,698,456
Shares redeemed
Class A	(363,750)	$ (3,528,711)	(2,283,262)	$ (22,161,529)
Class S	(761,809)	(7,411,095)	(1,251,694)	(12,402,579)
Institutional Class	(1,064,650)	(10,369,922)	(5,474,894)	(54,504,296)
		$ (21,309,728)		$ (89,068,404)
Net increase (decrease)
Class A	343,253	$ 3,352,093	(327,963)	$ (2,887,266)
Class S	(45,508)	(460,766)	(152,785)	(1,504,768)
Institutional Class	1,234,868	11,775,843	(2,991,914)	(30,177,719)
		$ 14,667,170		$ (34,569,753)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2016 to June 30, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2016 (Unaudited)
Actual Fund Return	Class A	Class S	Institutional Class
Beginning Account Value 1/1/16	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/16	$ 1,049.70	$ 1,050.40	$ 1,051.00
Expenses Paid per $1,000*	$ 2.09	$ 1.33	$ .82
Hypothetical 5% Fund Return	Class A	Class S	Institutional Class
Beginning Account Value 1/1/6	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/16	$ 1,022.82	$ 1,023.57	$ 1,024.07
Expenses Paid per $1,000*	$ 2.06	$ 1.31	$ .81

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class S	Institutional Class
Deutsche U.S. Bond Index Fund	.41%	.26%	.16%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche U.S. Bond Index Fund’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and sub-advisory agreement (the "Sub-Advisory Agreement" and together with the Agreement, the "Agreements") between DIMA and Northern Trust Investments, Inc. ("NTI") in September 2015.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board also requested and received information regarding DIMA’s oversight of Fund sub-advisers, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2014, the Fund’s performance (Class A shares) was in the 2nd quartile, 4th quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2014, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board also considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA and NTI related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

Deutsche Asset Management is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class S	Institutional Class
Nasdaq Symbol	BONDX	BONSX	BTUSX
CUSIP Number	25159R 304	25159R 403	25159R 502
Fund Number	648	2048	548

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc.; Deutsche Investment Management Americas Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example. When you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 08/2015

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche U.S. Bond Index Fund, a series of Deutsche Institutional Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/29/2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	8/29/2016